Significant Accounting Policies - Effect of ASU 2014-06 on Consolidated Statements of Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue	$ 542,771	$ 536,922	$ 537,714	$ 543,782	$ 538,140	$ 538,759	$ 533,229	$ 538,484	$ 2,161,190	$ 2,148,612	$ 2,188,047
Direct costs of revenue (excluding depreciation and amortization)									330,874	324,232	342,634
Selling, general and administrative									200,857	205,475	232,537
Interest expense, net									1,212,374	1,020,770	938,501
Other income, net									4,541	10,114	522
Provision for income taxes									130,069	71,130	15,986
Net loss	(110,359)	(373,642)	(45,840)	(65,849)	(88,956)	(29,416)	(22,800)	(33,642)	(595,690)	(174,814)	994,112
Net loss attributable to Intelsat S.A.	$ (111,346)	$ (374,631)	$ (46,828)	$ (66,801)	$ (89,951)	$ (30,412)	$ (23,795)	$ (34,570)	$ (599,605)	$ (178,728)	$ 990,197
Net income (loss) per common share attributable to Intelsat S.A.:
Basic (in dollars per share)	$ (0.81)	$ (2.74)	$ (0.38)	$ (0.56)	$ (0.75)	$ (0.26)	$ (0.20)	$ (0.29)	$ (4.63)	$ (1.50)	$ 8.65
Diluted (in dollars per share)	$ (0.81)	$ (2.74)	$ (0.38)	$ (0.56)	$ (0.75)	$ (0.26)	$ (0.20)	$ (0.29)	$ (4.63)	$ (1.50)	$ 8.36
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue									$ 2,057,983
Direct costs of revenue (excluding depreciation and amortization)									331,786
Selling, general and administrative									200,973
Interest expense, net									1,096,184
Other income, net									5,329
Provision for income taxes									86,720
Net loss									(539,598)
Net loss attributable to Intelsat S.A.									$ (543,513)
Net income (loss) per common share attributable to Intelsat S.A.:
Basic (in dollars per share)									$ (4.20)
Diluted (in dollars per share)									$ (4.20)
Accounting Standards Update 2014-09 [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue									$ 103,207
Direct costs of revenue (excluding depreciation and amortization)									(912)
Selling, general and administrative									(116)
Interest expense, net									116,190
Other income, net									(788)
Provision for income taxes									43,349
Net loss									$ (56,092)
Net income (loss) per common share attributable to Intelsat S.A.:
Basic (in dollars per share)									$ (0.43)
Diluted (in dollars per share)									$ (0.43)